Note 2 - Patents (Tables)	12 Months Ended
Dec. 31, 2015
Patents Tables
Patents
	December 31, 2015	December 31, 2014
Capitalized patent costs	$642,000	$642,000
Accumulated amortization	(642,000)	(642,000)
	$-	$-